Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Finance Receivables on Nonaccrual Status

As of March 31, 2012 and 2013, finance receivables on nonaccrual status were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Retail	¥2,822	¥4,443	$47
Finance leases	958	1,135	12
Wholesale	5,485	1,985	21
Real estate	11,736	4,354	46
Working capital	37	70	1

	¥21,038	¥11,987	$127

Finance Receivables Past Due Over 90 Days and Still Accruing

As of March 31, 2012 and 2013, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Retail	¥24,263	¥18,442	$196
Finance leases	7,674	3,464	37

	¥31,937	¥21,906	$233